Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw material reserves	$ 7,287	$ 6,764
Supplies for production reserves	26,064	26,840
Products-in-progress reserves	457,563	423,621
Finished product reserves	492,424	456,449
Total	$ 983,338	$ 913,674